Interest expense - Schedule of Interest Expense (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Interest Expense [Abstract]
Interest accretion on lease liabilities	$ 114,097	$ 26,954	$ 95,219
Debenture interest	5,343,738	4,851,367
Other interest expenses	0	1,522
Interest expense	$ 5,457,835	$ 4,879,843